Business Combination - Schedule of Common Stock Outstanding (Parenthetical) (Detail) - Share capital [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	2,147,105	1,102,792	895,051		288,102
Exercise of share options	954	468	624	[1]

[1]	The total number of shares issued from the exercise of stock options consisted of the issuance of 4,358 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 312 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination. The total number of shares issued from the exercise of stock options consisted of the issuance of 312 Post-Closing Apollomics Ordinary Shares between March 29, 2023 to December 31, 2023, totaling 624 exercise of stock options for the year ended December 31, 2023.